9. Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
InventoriesLineItems [Line Items]
Inventories, net	R$ 6,536	R$ 8,631
Exito Group [member]
InventoriesLineItems [Line Items]
Inventories, net	2,879	2,254
Real Estate Inventories [member] | Exito Group [member]
InventoriesLineItems [Line Items]
Inventories, net	142	191
Distribution Centers [member]
InventoriesLineItems [Line Items]
Inventories, net	1,134	1,583
Stores [member]
InventoriesLineItems [Line Items]
Inventories, net	2,453	4,698
Allowance for losses on inventory obsolescence and damages [member]
InventoriesLineItems [Line Items]
Inventories, net	R$ (72)	R$ (95)